Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Third parties (refer note a below)	$ 4,701,900	$ 3,804,343
Less: Allowances for expected credit losses	(968,322)	(428,099)
Trade receivables, net	3,733,578	3,376,244
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	4,701,900	3,804,343
Other receivables
Amount due from related parties (refer note 24)	553,184	844,982
Government grant receivable	6,137	7,699
Advance to employees	9,090	10,037
Deposit recoverable	29,216	34,863
Prepayments	47,126	56,521
Total, Other receivables	644,753	954,102
Total trade and other receivables	4,378,331	4,330,346
Not past due [Member]
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	2,176,512	1,409,649
Up to 60 days [Member]
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	814,010	726,333
60 to 365 days [Member]
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	651,860	1,266,371
Over 1 year [Member]
Ageing analysis of trade receivables
Total, Ageing analysis of trade receivables	$ 1,059,518	$ 401,990